Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the IPO, the Company sold 6,900,000 Units, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 800,000 Units, at a price of $10.00 per Unit. Each Unit consists of one share of Common Stock, one redeemable warrant (the “Public Warrants”), and one right to one-fifth of one share of Common Stock upon the consummation of the Company’s initial Business Combination, so a Warrant holder must hold rights in multiples of five in order to receive shares for all of its rights upon the closing of an initial Business Combination. Each Public Warrant is exercisable to purchase one share of Common Stock at an exercise price of $11.50.

Each Public Warrant will become exercisable 30 days after the completion of the Company’s initial Business Combination and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to the 12-month period allotted (or up to 18 months if the Company extends the time to complete a Business Combination as provided in its amended and restated certificate of incorporation) to complete the Business Combination, the Public Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Common Stock to the holder upon exercise of the Public Warrants during the exercise period, there will be no net cash settlement of the Public Warrants and the Public Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the Warrants become exercisable, the Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the shares of Common Stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period commencing at any time after the Public Warrants have become exercisable and ending on the third trading day before the Company sends the notice of redemption to the Public Warrant holders.

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 6,900,000 Units, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 800,000 Units, at a price of $10.00 per Unit. Each Unit consists of one share of the Company’s common stock, $0.0001 par value, one redeemable warrant (the “Warrants”), and one right to one-fifth (1/5) of one share of common stock upon the consummation of the Company’s initial business combination, so you must hold rights in multiples of 5 in order to receive shares for all of your rights upon closing of a combination. Each Warrant offered in the Initial Public Offering is exercisable to purchase one share of the Company’s common stock at an exercise price of $11.50.

Each Warrant will become exercisable 30 days after the completion of the Company’s initial Business Combination and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to the 12-month period allotted (or up to 18 months if the Company extends the time to complete a business combination) to complete the Business Combination, the Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of the Warrants during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the warrants become exercisable, the Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period commencing at any time after the shares underlying the warrants have become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders.